Trade Payables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade Payables
16.	TRADE PAYABLES

	As of December 31,
in CHF thousands	2022	2021
Trade payables	(3,867)	(824)

Total	(3,867)	(824)

Trade payables are
non-interest
bearing and are normally settled on
60-day
terms. Increase in trade payables year over year was primarily due to increase in business and product development activities and to the costs related to the BCA transaction as described under note 2 (E).